Basis for the Preparation of Financial Statements and Applicable Accounting Standards - Summary of Bank's Equity Interest and Voting Rights (Parenthetical) (Detail) - ARS ($) $ in Thousands	Mar. 15, 2023	Jan. 30, 2023
Argenpay SAU [Member] | Events after reporting period [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Irrevocable capital contributions	$ 330,000	$ 330,000